RELATED PARTY TRANSACTIONS - Due from related party (Details) - USD ($)	Jul. 31, 2022	Dec. 31, 2021
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2,800	$ 3,500